CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Equity attributable to owners of parent	Issued capital		Additional paid-in capital		Treasury shares	Foreign currency translation reserve	Capital reserve for options	Capital reserve for remeasurement gains on defined benefit plans	Accumulated deficit	Non- controlling interests	Total
Balance as of beginning at Dec. 31, 2021	$ 56,852	$ 42		$ 125,484		$ (86)	$ 2,966	$ 1,002	$ 442	$ (72,998)	$ 3,911	$ 60,763
Exercise of share options	2,976	1		2,975		0	0	0	0	0	0	2,976
Exercise of Employee options	0		[1]	(84)		84	0	0	0	0	0	0
Share-based payments	1,347	0		1,347		0	0		0	0	410	1,757
Equity component of transaction with non-controlling interest	287	0		287		0	0	0	0	0	(287)	0
Dividend paid to non-controlling interests	0	0		0		0	0	0	0	0	(130)	(130)
PPA Adjustments	0										(174)	(174)
Net profit (loss)	(76)	0		0		0	0	0		(76)	291	215
Total other comprehensive income (loss)	(5,699)	0		0		0	(6,257)	0	558	0	(419)	(6,118)
Balance as of ending at Dec. 31, 2022	55,687	43		130,009		(2)	(3,291)	1,002	1,000	(73,074)	3,602	59,289
Exercise of share options	25,631	5		25,114		0	0	512	0	0	0	25,631
Exercise of Employee options	0		[1]		[1]	0	0	0	0	0	0	0
Share-based payments	1,116	0		1,116		0	0	0	0	0	136	1,252
Equity component of transaction with non-controlling interest	95	0		95		0	0	0	0	0	(95)	0
Dividend paid to non-controlling interests	0	0		0		0	0	0	0	0	(789)	(789)
Net profit (loss)	(7,056)	0		0		0	0	0		(7,056)	201	(6,855)
Total other comprehensive income (loss)	(1,945)	0		0		0	(2,003)	0	58	0	(122)	(2,067)
Balance as of ending at Dec. 31, 2023	$ 73,528	$ 48		$ 156,334		$ (2)	$ (5,294)	$ 1,514	$ 1,058	$ (80,130)	$ 2,933	$ 76,461

[1]	Represents an amount lower than $1.